December 14, 2001



VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attn:   Filing Desk

Re:     FutureFunds Series Account
        File No. 002-89550
        CIK No. 0000740858

Ladies and Gentlemen:

On December 12, 2001, a 497(e) filing was mistakenly filed for the referenced Registrant under Accession Number 0000740858-01-500017. This filing was submitted in error. Please delete this filing from our records and from the EDGAR database.

We apologize for the inconvenience this error has caused you. Please do not hesitate to contact me either at 1-800-537-2033, ext. 3817 or via e-mail at beverly.byrne@gwl.com.

Sincerely,

/s/ Beverly A. Byrne

Beverly A. Byrne
Vice President and Counsel